Additional Information of Consolidated Statements of Cash Flows - USD ($) $ in Thousands	Feb. 28, 2022	Mar. 31, 2021	Jan. 04, 2021
Odysight.ai
Deconsolidation of Odysight.ai upon loss of control:
Net working capital other than cash		$ 340
Property and equipment, net		(370)
Lease liability- long term		144
Odysight.ai investment at fair value		11,843
Odysight.ai warrants		97
Derecognition of non-controlling interests		2,760
Gain arising from deconsolidation upon loss of control		(11,562)
Net cash deconsolidated upon loss of control		$ 3,252
Jeffs’ Brands
Consolidation of Jeffs’ Brands upon gain of control:
Net working capital other than cash and inventory			$ (1,576)
Intangible assets			1,312
Related party loans fair value adjustment			98
Inventory			778
Deferred tax liability			(188)
Non-controlling interests			(1,156)
Non-cash consideration			(71)
Goodwill			563
Net cash acquired			$ (240)
Gix Internet
Deconsolidation of Odysight.ai upon loss of control:
Net working capital other than cash	$ 646
Accrued severance pay, net	(125)
Derecognition of investments accounted for using the equity method	(4,606)
Rights of use assets, property and equipment, net	888
Lease liabilities	(570)
Short- term borrowings	(6,296)
Long- term borrowings	(6,394)
Gain arising from consolidation upon gain of control	(2,300)
Consolidation of Jeffs’ Brands upon gain of control:
Intangible assets	17,705
Deferred tax liability	(1,999)
Non-controlling interests	(7,849)
Goodwill	8,164
Net cash acquired	$ (2,736)